Commitments and contingencies - Narrative (Details) - CHF (SFr) SFr in Millions	1 Months Ended
	Aug. 11, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Commitments for future lease related obligations		SFr 230.3	SFr 153.8
IEEPA contingencies, tariffs paid subject to refund		55.6
IEEPA contingencies, tax claim submitted through refund processing		52.7
IEEPA Tariffs Recovery
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
IEEPA, received for recovery of import duties	SFr 27.9
Belgium
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Commitments for future lease related obligations		104.3	104.4
Group cash pool participants
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross bank balances before cash pooling offset		322.8	271.7
Contingent liability for guarantees | Bank overdraft facility four, CHF
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Estimated financial effect of contingent liabilities		SFr 163.2	SFr 153.2